                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2002


Check here if Amendment [ ]; Amendment Number:
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Undiscovered Managers, LLC
Address:      700 North Pearl Street
              Dallas, TX  75201

Form 13F File Number: 028-05867

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Patricia L. Duncan
Title:     Vice President
Phone:     214-999-7209


Signature, Place, and Date of Signing:


/s/ Patricia L. Duncan                 Dallas, TX             October 31, 2002
----------------------------        -----------------        ------------------
           [Signature]                [City, State]                 [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Name                                                 13F File Number
--------------------------------------------------------------------
Bay Isle Financial Corporation                       028-05490
Fuller & Thaler Asset Management, Inc.               028-04007
J.L. Kaplan Associates, LLC                          028-03472
Kestrel Investment Management Corporation            028-04060
Mazama Capital Management, Inc.                      028-05179

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      1

Form 13F Information Table Entry Total:                 4


Form 13F Information Table Value Total:              $153
                                                      (thousands)


List of Other Included Managers:

No.      Name                                                 13F File Number
-----------------------------------------------------------------------------
1        Nordea Investment Management North America, Inc.              -

FORM 13F
September 30, 2002


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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
NDS GROUP PLC.       ADR        628891103           86       12,000   SH            OTHER             1              12,000
RIVERDEEP GROUP
 PLC                 ADR        76870Q109           57        9,000   SH            OTHER             1               9,000
TAIWAN
 SEMICONDUCTOR       ADR        874039100            2          360   SH            OTHER             1                 660
TEVA
 PHARMACEUTICAL ADR  ADR        881624209            8          115   SH            OTHER             1                 215



REPORT SUMMARY   4 Data Records                    153            1        OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED